Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - Interest rate swap agreements $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($) interest_rate_swaps
Derivative [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (79,747)
Derivative, Number of Instruments Held | interest_rate_swaps	3
LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 821,196
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (73,352)
Weighted-Average Remaining Term (Years)	4 years
Derivative, Fixed Interest Rate	3.00%
EURIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 70,577
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ (6,395)
Weighted-Average Remaining Term (Years)	2 years 10 months 24 days
Derivative, Fixed Interest Rate	3.90%
Minimum [Member]
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.30%
Maximum
Derivative [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.95%